Leases - Schedule of undiscounted lease payments receivables (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 956
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	165
1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	149
In the third year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	144
In the fourth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	139
In the fifth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	138
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 221